INCOME TAXES - Income Tax Recorded Directly in Equity and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	$ (86)	$ (34)	$ 305
Deferred tax expense (benefit)
Current and deferred tax relating to items credited (charged) directly to equity	0	(231)	0
Total	(86)	(265)	305
Gain (loss) on derivative financial instruments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	(107)	(126)	(31)
Recognized actuarial gain (loss)
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	17	(18)	193
Foreign currency translation adjustments
Recognized in other comprehensive income on:
Income tax relating to components of other comprehensive income	4	110	143
Unrealized Gains (Losses) on Derivative Financial Instruments relating to CFH
Deferred tax expense (benefit)
Deferred tax expense (benefit)	$ 0	$ (231)	$ 0